Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	20.10%	18.40%	33.40%	19.30%
Federal statutory rate	21.00%		21.00%	21.00%